ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace & Defense - 5.1%
BAE Systems PLC - ADR	2,626	$244,822
General Dynamics Corp.	367	99,868
Lockheed Martin Corp.	217	103,672
		448,362

Agricultural & Farm Machinery - 2.2%
CNH Industrial NV	16,934	195,926

Air Freight & Logistics - 3.4%
Deutsche Post AG - ADR	4,303	184,255
United Parcel Service, Inc. - Class B	1,224	116,647
		300,902

Asset Management & Custody Banks - 1.1%
Franklin Resources, Inc.	5,078	95,263

Automobile Manufacturers - 3.3%
Stellantis NV	12,847	119,220
Toyota Motor Corp. - ADR	884	169,039
		288,259

Automotive Parts & Equipment - 1.1%
Gentex Corp.	4,476	97,487

Biotechnology - 2.9%
AbbVie, Inc.	579	112,963
Gilead Sciences, Inc.	1,335	142,231
		255,194

Brewers - 2.5%
Ambev SA - ADR	87,752	222,013

Commodity Chemicals - 2.3%
Dow, Inc.	2,587	79,137
LyondellBasell Industries NV - Class A	2,068	120,378
		199,515

Communications Equipment - 1.2%
Cisco Systems, Inc.	1,796	103,683

Construction & Engineering - 2.4%
Vinci SA - ADR	5,853	207,196

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	321	$99,276

Distillers & Vintners - 1.4%
Constellation Brands, Inc. - Class A	658	123,401

Diversified Banks - 11.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	15,539	212,884
Bank of America Corp.	2,874	114,615
BNP Paribas SA - ADR	5,138	216,824
Citigroup, Inc.	1,820	124,452
JPMorgan Chase & Co.	650	159,003
Royal Bank of Canada	1,797	215,424
		1,043,202

Electrical Components & Equipment - 1.8%
Eaton Corp. PLC	549	161,609

Health Care Distributors - 1.8%
Cardinal Health, Inc.	1,096	154,854

Health Care Services - 1.3%
Cigna Group	340	115,614

Household Products - 3.3%
Procter & Gamble Co.	603	98,030
Reckitt Benckiser Group PLC - ADR	14,951	193,017
		291,047

Industrial Conglomerates - 2.1%
Siemens AG - ADR	1,603	184,746

Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	586	158,859

Integrated Oil & Gas - 5.1%
BP PLC - ADR	5,175	142,105
Chevron Corp.	548	74,561
Exxon Mobil Corp.	814	85,983
TotalEnergies SE - ADR	2,526	143,603
		446,252

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 1.3%
Verizon Communications, Inc.	2,587	$113,983

IT Consulting & Other Services - 1.7%
International Business Machines Corp.	627	151,621

Multi-line Insurance - 2.8%
AXA SA - ADR	5,096	241,907

Oil & Gas Exploration & Production - 0.9%
Devon Energy Corp.	2,661	80,921

Oil & Gas Refining & Marketing - 0.8%
Phillips 66	687	71,489

Packaged Foods & Meats - 4.3%
Kraft Heinz Co.	2,847	82,848
Nestle SA - ADR	1,800	191,862
Tyson Foods, Inc. - Class A	1,651	101,107
		375,817

Pharmaceuticals - 14.8%
AstraZeneca PLC - ADR	2,426	174,163
Bristol-Myers Squibb Co.	1,984	99,597
GSK PLC - ADR	4,420	176,137
Johnson & Johnson	626	97,850
Merck & Co., Inc.	1,171	99,769
Novartis AG - ADR	1,884	213,815
Pfizer, Inc.	3,408	83,189
Roche Holding AG - ADR	4,402	179,470
Sanofi SA - ADR	3,201	175,895
		1,299,885

Restaurants - 1.1%
Starbucks Corp.	1,248	99,902

Semiconductors - 2.1%
NXP Semiconductors NV	1,003	184,863

Soft Drinks & Non-alcoholic Beverages - 1.1%
PepsiCo, Inc.	719	97,482

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.8%
Eastman Chemical Co.	962	$74,074

Tobacco - 5.9%
Altria Group, Inc.	2,185	129,243
British American Tobacco PLC - ADR	5,001	217,793
Philip Morris International, Inc.	1,003	171,874
		518,910

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. - Class A	1,041	79,616
TOTAL COMMON STOCKS (Cost $8,030,851)		8,583,130

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Office REITs - 1.1%
BXP, Inc.	1,510	96,232
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $94,271)		96,232

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.25% (a)	67,800	67,800
TOTAL SHORT-TERM INVESTMENTS (Cost $67,800)		67,800

TOTAL INVESTMENTS - 99.5% (Cost $8,192,922)		$8,747,162
Other Assets in Excess of Liabilities - 0.5%		39,588
TOTAL NET ASSETS - 100.0%		$8,786,750

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALTRIUS GLOBAL DIVIDEND ETF

Summary of Fair Value Disclosures as of April 30, 2025 (Unaudited)

Altrius Global Dividend ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$8,583,130	$—	$—	$8,583,130
Real Estate Investment Trusts	96,232	—	—	96,232
Money Market Funds	67,800	—	—	67,800
Total Investments	$8,747,162	$—	$—	$8,747,162

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.